INCOME TAXES - Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses (Details) - USD ($)	Dec. 31, 2020	May 31, 2020
Deferred tax assets:
Unrecognized deferred tax assets	$ 5,066,922	$ 4,818,605
Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	12,364,787
No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	9,170,187
Mineral expenditures and capital assets [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Mineral expenditures and capital assets [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	4,475,412
Share issue costs [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	494,677
Share issue costs [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Non-capital losses and others [Member] | Expiry 2026 To 2040 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	11,870,110
Non-capital losses and others [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	$ 4,694,775